DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	£ 53,217	£ 48,218
hedged item liabilities	(47)	(13)
Portfolio hedge of interest rate risks assets	(140)	(785)
Of which Discontinued hedges	(177)	(518)
Change in value to calculate hedge ineffectiveness	523	(168)	£ 1,896
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	499	(151)	1,877
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(8)	(17)	19
Fair value hedges | Inflation risk/Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	32	0	0
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(197)	457
Cash flow hedge reserve	280	(453)	£ (496)
Balances on cash flow hedge reserve for discontinued hedges	266	3
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(29,620)	(21,726)
hedged item liabilities	0	18
Portfolio hedge of interest rate risks liabilities	(27)	9
Of which Discontinued hedges	0	1
Change in value to calculate hedge ineffectiveness	(53)	(1)
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(3,758)	(3,811)
hedged item liabilities	70	150
Portfolio hedge of interest rate risks liabilities	(32)	(54)
Of which Discontinued hedges	(38)	(77)
Change in value to calculate hedge ineffectiveness	(60)	52
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(2,284)	(200)
hedged item liabilities	(5)	(9)
Portfolio hedge of interest rate risks liabilities	0	0
Of which Discontinued hedges	(8)	(14)
Change in value to calculate hedge ineffectiveness	(53)	13
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	383	78
Cash flow hedge reserve	36	181
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(505)	(511)
hedged item liabilities	(18)	(12)
Portfolio hedge of interest rate risks liabilities	(1)	(1)
Of which Discontinued hedges	(28)	(36)
Change in value to calculate hedge ineffectiveness	(6)	15
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	2	(4)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements - non-trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(59)	(60)
Cash flow hedge reserve	104	52
Balances on cash flow hedge reserve for discontinued hedges	104	0
Loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	72,604	62,773
Hedged item assets	0	0
Portfolio hedge of interest rate risks assets	(76)	(731)
Of which Discontinued hedges	(24)	(290)
Change in value to calculate hedge ineffectiveness	552	(154)
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(205)	361
Cash flow hedge reserve	(79)	(497)
Balances on cash flow hedge reserve for discontinued hedges	0	2
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(207)	464
Cash flow hedge reserve	112	(192)
Balances on cash flow hedge reserve for discontinued hedges	(27)	(50)
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,103	1,667
Hedged item assets	(25)	(45)
Portfolio hedge of interest rate risks assets	(6)	(7)
Of which Discontinued hedges	(5)	(7)
Change in value to calculate hedge ineffectiveness	21	(44)
Other financial assets at amortised cost | Fair value hedges | Inflation risk/Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	1,884	0
Hedged item assets	12	0
Portfolio hedge of interest rate risks assets	0	0
Of which Discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	32	0
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	8,802	6,423
Hedged item assets	0	0
Portfolio hedge of interest rate risks assets	2	(1)
Of which Discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	2	(1)
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,010	2,100
Hedged item assets	(87)	(131)
Portfolio hedge of interest rate risks assets	0	0
Of which Discontinued hedges	(74)	(95)
Change in value to calculate hedge ineffectiveness	42	(18)
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	1,898	1,503
Hedged item assets	7	16
Portfolio hedge of interest rate risks assets	0	0
Of which Discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	46	(30)
Other financial assets at FVOCI | Fair value hedges | Inflation risk/Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	83	0
Hedged item assets	(1)	0
Portfolio hedge of interest rate risks assets	0	0
Of which Discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	0	0
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(84)	(487)
Cash flow hedge reserve	0	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other financial assets at FVOCI | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	(1)
Cash flow hedge reserve	2	1
Balances on cash flow hedge reserve for discontinued hedges	2	0
Highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(5)	4
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(47)	148
Cash flow hedge reserve	(3)	(12)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Deposits by customers | Deposits by customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	58	21
Cash flow hedge reserve	(13)	(37)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	49	3
Cash flow hedge reserve	(19)	(16)
Balances on cash flow hedge reserve for discontinued hedges	48	51
Other financial assets at amortised cost | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(81)	(70)
Cash flow hedge reserve	139	66
Balances on cash flow hedge reserve for discontinued hedges	£ 139	£ 0